FUEL DERIVATIVES AND RISK MANAGEMENT (Details) - Fuel Derivative Contracts $ in Thousands, gal in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) gal	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) gal	Dec. 31, 2019 USD ($)
Changes in Derivative Assets (Liabilities)
Balance - January 1	$ (1,173)	$ 2,233		$ 2,233	$ (12,006)
Non-cash Gains (Losses)	2,386	(21,752)		(12,206)	10,791
Contract Settlements	(8)	65		8,800	3,448
Balance - End of period	1,205	(19,454)	$ (12,006)	(1,173)	2,233
Fuel Derivative Gains (Losses)
Non-cash Gains (Losses)	2,386	(21,752)	(12,006)	(12,206)	10,791
Cash Premiums Paid		(284)	(2,280)	(2,053)	(665)
Total Fuel Derivative Gains (Losses)	$ 2,386	$ (22,036)	$ (14,286)	$ (14,259)	$ 10,126
Outstanding volume | gal	12.7			21.0